Fair Value Measurements	3 Months Ended
Mar. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements
Fair value measurements are generally based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. The Company uses the fair value hierarchy included in Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820-10, Fair Value Measurements and Disclosure ("ASC 820-10"), which is intended to increase consistency and comparability in fair value measurements and related disclosures. The fair value hierarchy consists of the following three levels:
Level 1 — Inputs are quoted prices in active markets for identical assets or liabilities.
Level 2 — Inputs are quoted prices for similar assets or liabilities in an active market, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable and market-corroborated inputs which are derived principally from or corroborated by observable market data.
Level 3 — Inputs are derived from valuation techniques in which one or more significant inputs or value drivers are unobservable.
The fair value of the warrants was determined using a Monte Carlo simulation based on the following assumptions:

	March 31, 2013	December 31, 2012
Strike Price (NOK)	11.50	11.50
Target Price (NOK)	23.00	23.00
Stock Value (NOK)	13.80	13.00
Expected Volatility (%)	50.0%	50.0%
Risk-Free Interest Rate (%)	1.24%	1.44%
Expected Life of Warrants (5 years at inception)	2.9	3.1
Number of Warrants	5,000,000	5,000,000

The Company used the historical volatility of companies similar to that of Discovery Offshore to estimate volatility. The risk-free interest rate assumption was based on observed interest rates consistent with the approximate life of the warrants. The stock price represents the closing stock price of Discovery Offshore stock at March 31, 2013 and December 31, 2012, respectively. The strike price, target price, expected life and number of warrants are all contractual based on the terms of the warrant agreement.
The following table represents the Company’s derivative asset measured at fair value on a recurring basis as of March 31, 2013 and December 31, 2012:

	Total Fair Value Measurement	Quoted Prices in Active Markets for Identical Asset or Liability (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
Warrants - as of March 31, 2013	$4,043	$—	$4,043	$—
Warrants - as of December 31, 2012	$3,964	$—	$3,964	$—

The carrying value and fair value of the Company’s equity investment in Discovery Offshore was $37.9 million and $49.4 million at March 31, 2013, respectively, and $38.2 million and $49.1 million at December 31, 2012, respectively. The fair value at March 31, 2013 and December 31, 2012 was calculated using the closing price of Discovery Offshore shares at each date respectively (Level 1 input), converted to U.S. dollars using the exchange rate at each respective date.
Fair Value of Financial Instruments
The carrying amounts of the Company’s financial instruments, which include cash and cash equivalents, restricted cash, accounts receivable, accounts payable and accrued liabilities, approximate fair values because of the short-term nature of the instruments.
The fair value of the Company’s 3.375% Convertible Senior Notes, 10.25% Senior Notes, 10.5% Senior Notes and 7.125% Senior Secured Notes is estimated based on quoted prices in active markets. The fair value of the Company’s 7.375% Senior Notes is estimated based on discounted cash flows using inputs from quoted prices in active markets for similar debt instruments. The inputs used to determine fair value are considered Level 2 inputs. The following table provides the carrying value and fair value of the Company’s long-term debt instruments:

	March 31, 2013		December 31, 2012
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(in millions)
7.125% Senior Secured Notes, due April 2017	$300.0	$323.4	$300.0	$317.1
10.5% Senior Notes, due October 2017	294.7	326.8	294.5	326.6
10.25% Senior Notes, due April 2019	200.0	223.3	200.0	219.6
3.375% Convertible Senior Notes, due June 2038	67.8	68.5	67.1	68.5
7.375% Senior Notes, due April 2018	3.5	3.4	3.5	3.3